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Facsimile (212) 455-2502

VIA EDGAR	April 8, 2011

Re:	Vanguard Health Holding Company II, LLC
Vanguard Holding Company II, Inc.
Vanguard Health Systems, Inc.
and Guarantors
Registration Statement on Form S-4
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Ladies and Gentlemen:
     On behalf of Vanguard Health Company II, LLC, a Delaware limited liability company (“VHS Holdco II”), Vanguard Holding Company II, Inc., a Delaware corporation (together with VHS Holdco II, the “Senior Notes Issuers”), Vanguard Health Systems, Inc., a Delaware corporation (“Vanguard” and, collectively with the Senior Notes Issuers, the “Issuers”), and the additional registrants listed therein (collectively, the “Guarantors,” and, together with the Issuers, the “Registrants”), we hereby transmit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto, relating to (i) the Senior Notes Issuers’ offer to exchange $225,325,000 aggregate principal amount of their 8% Senior Notes due 2018 (the “8% Senior Exchange Notes”) for any and all of their outstanding 8% Senior Notes due 2018 that were issued, offered and sold in January 2010 and July 2010 in reliance upon Rule 144A and Regulation S under the Securities Act (the “Outstanding 8% Senior Notes”), (ii) the Senior Notes Issuers’ offer to exchange $350,000,000 aggregate principal amount of the Senior Notes Issuers’ 7.750% Senior Notes due 2019 (the “7.750% Senior Exchange Notes” and, collectively with the 8% Senior Exchange Notes, the “Senior Exchange Notes’) for any and all of their outstanding 7.750%% Senior Notes due 2019 that were issued, offered and sold in January 2011 in reliance upon Rule 144A and Regulation S under the Securities Act (the “Outstanding 7.750% Senior Notes” and, collectively with the Outstanding 8% Senior Notes, the “Outstanding Senior Notes”) and (iii) Vanguard’s offer to exchange $747,219,000 aggregate principal amount at maturity of its 10.375% Senior Discount Notes due 2016 (the “Senior Discount Exchange Notes” and, collectively with the Senior Exchange Notes, the “Exchange Notes”) for any and all of their outstanding 10.375% Senior Discount Notes due 2016 that were issued, offered and sold in January 2011 in reliance upon Rule 144A and Regulation S under the Securities Act (the “Outstanding Senior Discount Notes” and, collectively with the Outstanding Senior Notes, the “Outstanding Notes”). The Outstanding Senior Notes are, and the Senior Exchange Notes will be, guaranteed by the Guarantors, who are also registrants under the S-4 Registration Statement.
     The Registrants are registering the exchange offers on the S-4 Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon

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Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding resales) and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers). The Registrants have further authorized us to include the following representations to the Staff of the Commission:
1. The Registrants have not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of each of the Registrants’ information and belief without independent investigation, each person participating in the exchange offers is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in, the distribution of the Exchange Notes. In this regard, the Registrants will disclose to each person participating in the exchange offers that if such person is participating in the exchange offers for the purpose of distributing the Exchange Notes, such person (i) could not rely on the staff position enunciated in Exxon Capital or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. Each Registrant acknowledges that such a secondary resale transaction by such person participating in the exchange offers for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.
     2. No broker-dealer has entered into any arrangement or understanding with the Registrants or an affiliate of the Registrants to distribute the Exchange Notes. The Registrants will disclose to each person participating in the exchange offers (through the prospectus relating to the exchange offers) that any broker-dealer who receives the Exchange Notes for its own account pursuant to the exchange offers may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes.
     3. The Registrants will also include in the letter of transmittal to be executed by each holder participating in the exchange offers (i) if the participating holder is not a broker-dealer, an acknowledgment that it is not engaged in, and does not intend to engage in, a distribution of the Exchange Notes and (ii) an acknowledgement that each broker-dealer that receives the Exchange Notes for its own account pursuant to the exchange offers must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.
     The filing fee for the S-4 Registration Statement in the amount of $119,048.72 has previously been deposited by wire transfer of same day funds to the Commission’s account at US Bank.
     If you have any questions on the above-referenced S-4 Registration Statement, please contact Risë B. Norman at (212) 455-3080.
Very truly yours,
/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP